Other Income/(Expense) - Schedule of Other Income/(Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other Income And Expenses [Abstract]
Foreign exchange gains/(losses), net	$ (419)	$ 50
Government grants	488	1,557
(Losses)/gains on disposal of property and equipment, net	48	(8)
Fair value losses on other investments	(3,551)	(996)
Others	56	50
Total	$ (3,378)	$ 653